CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash and cash equivalents	$ 791,016,893	$ 393,576,874
Cash-segregated for regulatory purpose	3,401,889,322	2,464,683,625
Term deposits	2,061,474	1,075,260
Receivables from customers (net of allowance of US$15,284,002 and US$5,050,501 as of December 31, 2024 and 2025)	1,785,416,288	1,052,972,649
Receivables from brokers, dealers, and clearing organizations (net of allowance of nil as of December 31, 2024 and 2025)	2,032,966,861	2,305,740,507
Financial instruments held, at fair value	85,541,628	75,547,082
Prepaid expenses and other current assets	33,956,983	17,629,819
Total current assets	8,151,927,209	6,327,946,487
Long-term deposits	0	1,369,994
Right-of-use assets	11,674,596	10,880,673
Property, equipment and intangible assets, net	14,364,025	15,358,528
Crypto assets held	4,339,298
Goodwill	2,492,668	2,492,668
Long-term investments	9,810,822	7,658,809
Equity method investment	10,585,414	10,203,622
Other non-current assets	10,932,109	6,828,553
Deferred tax assets	10,404,896	8,573,135
Total assets	8,226,531,037	6,391,312,469
Liabilities:
Payables to customers	5,095,965,998	3,574,651,125
Payables to brokers, dealers and clearing organizations	1,903,912,312	1,914,769,701
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$10,624,181 and US$16,083,646 as of December 31, 2024 and 2025, respectively)	111,689,582	67,263,254
Convertible bonds - current	111,178,103	0
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$969,176 and US$860,712 as of December 31,2024 and 2025, respectively)	6,777,918	4,153,928
Total current liabilities	7,299,458,972	5,561,712,339
Convertible bonds - non-current	51,000,000	159,505,397
Lease liabilities - non-current (including lease liabilities - non-current of the consolidated VIEs without recourse to the Group of US1,292,591 and US$705,038 as of December 31, 2024 and 2025, respectively)	4,198,997	5,902,323
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of US$27,247 and US$16,522 as of December 31, 2024 and 2025, respectively)	1,694,325	2,068,661
Total liabilities	7,356,352,294	5,729,188,720
Commitments and Contingencies (Note19)
Mezzanine equity
Redeemable non-controlling interests	4,946,478	7,177,668
Total Mezzanine equity	4,946,478	7,177,668
Shareholders’ equity:
Additional paid-in capital	634,203,244	619,030,730
Statutory reserve	15,587,049	12,425,463
Retained earnings	208,408,915	37,843,547
Treasury stock (10,429,305 shares as of December 31, 2024 and 2025)	(2,172,819)	(2,172,819)
Accumulated other comprehensive (loss) income	9,454,230	(11,919,310)
Total UP Fintech shareholders' equity	865,507,397	655,234,014
Non-controlling interests	(275,132)	(287,933)
Total equity	865,232,265	654,946,081
Total liabilities, mezzanine equity and equity	8,226,531,037	6,391,312,469
Related party
Assets:
Amounts due from related parties	19,077,760	16,720,671
Liabilities:
Amount due to related parties	69,935,059	874,331
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	25,802	25,427
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	$ 976	$ 976